Segment Information (Details) - Schedule of Assets from Continuing Operations by Segments - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Segment assets
Total segment assets from continuing operations	$ 223,235	$ 191,968
Automotive after-sales service [Member]
Segment assets
Total segment assets from continuing operations	136,387	113,992
Auto eInsurance service [Member]
Segment assets
Total segment assets from continuing operations	66,274	68,123
Others [Member]
Segment assets
Total segment assets from continuing operations	$ 20,574	$ 9,853